Cover Page	Jul. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity Registrant Name	KBR, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33146
Entity Tax Identification Number	20-4536774
Entity Address, Address Line One	601 Jefferson Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	753-2000
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KBR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	to update the historical financial information included in the Company's Annual Report on Form 10-K for the year ended December 31, 2020
Entity Central Index Key	0001357615